Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies [Line Items]
Percentage, plumbing and drain cleaning service offered to domestic population	90.00%
Unbilled revenue	$ 720,000	$ 2,800,000
Cost of providing charity care	7,300,000	7,200,000	6,300,000
Advertising expense in continuing operations	27,200,000	27,700,000	27,000,000
Number of previous years accumulate historical claims data for developing estimates	10
VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	750,000
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Guarantees of services, period	one day
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Guarantees of services, period	one year
Exposure on single claim	$ 500,000
Roto-Rooter Products, Including Drain Cleaning Machines And Drain Cleaning Solution [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	3.00%	3.00%	3.00%
Medicare Cap [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	51.00%	72.00%
Medicare And Medicaid Reimbursement Programs [Member] | VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	90.00%	90.00%
Medicare And Medicaid Reimbursement Programs [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	76.00%
Medicaid Programs [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	34.00%	20.00%